Derivatives - Nominal values and average hedge ratio for derivatives (Details) - d d in Millions		Dec. 31, 2025		Dec. 31, 2024
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional values		13,612,757		13,219,417
Average price condition		1.34%	[1]	3.82%	[2]
Average hedge ratio		100.00%		100.00%
Interest rate risk | 1 year or less
Disclosure of detailed information about hedged items [line items]
Notional values		2,485,060		910,440
Average price condition		1.86%	[1]	3.43%	[2]
Average hedge ratio		100.00%		100.00%
Interest rate risk | 1~2 years [member]
Disclosure of detailed information about hedged items [line items]
Notional values		2,219,475		2,621,365
Average price condition		1.60%	[1]	3.07%	[2]
Average hedge ratio		100.00%		100.00%
Interest rate risk | 2~3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional values		2,553,701		1,943,818
Average price condition		1.75%	[1]	4.08%	[2]
Average hedge ratio		100.00%		100.00%
Interest rate risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Notional values		2,008,399		2,350,027
Average price condition		1.73%	[1]	4.82%	[2]
Average hedge ratio		100.00%		100.00%
Interest rate risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Notional values		450,481		1,161,927
Average price condition		1.14%	[1]	4.17%	[2]
Average hedge ratio		100.00%		100.00%
Interest rate risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Notional values		3,895,641		4,231,840
Average price condition		0.42%	[1]	3.60%	[2]
Average hedge ratio		100.00%		100.00%
Exchange risk
Disclosure of detailed information about hedged items [line items]
Notional values		14,668,335	[3]	14,191,213	[4]
Average hedge ratio		100.00%	[3]	100.00%	[4]
Exchange risk | 1 year or less
Disclosure of detailed information about hedged items [line items]
Notional values		4,344,598	[3]	4,319,632	[4]
Average hedge ratio		100.00%	[3]	100.00%	[4]
Exchange risk | 1~2 years [member]
Disclosure of detailed information about hedged items [line items]
Notional values		3,288,511	[3]	2,421,806	[4]
Average hedge ratio		100.00%	[3]	100.00%	[4]
Exchange risk | 2~3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional values		3,353,841	[3]	3,072,483	[4]
Average hedge ratio		100.00%	[3]	100.00%	[4]
Exchange risk | 3~4 years
Disclosure of detailed information about hedged items [line items]
Notional values		1,941,689	[3]	2,870,442	[4]
Average hedge ratio		100.00%	[3]	100.00%	[4]
Exchange risk | 4~5 years
Disclosure of detailed information about hedged items [line items]
Notional values		992,587	[3]	1,059,147	[4]
Average hedge ratio		100.00%	[3]	100.00%	[4]
Exchange risk | More than 5 years
Disclosure of detailed information about hedged items [line items]
Notional values		747,109	[3]	447,703	[4]
Average hedge ratio		100.00%	[3]	100.00%	[4]
Other price risk [member]
Disclosure of detailed information about hedged items [line items]
Notional values	[5]			18,750
Average hedge ratio	[5]			100.00%
Other price risk [member] | 1 year or less
Disclosure of detailed information about hedged items [line items]
Notional values	[5]			0
Average hedge ratio	[5]			0.00%
Other price risk [member] | 1~2 years [member]
Disclosure of detailed information about hedged items [line items]
Notional values	[5]			0
Average hedge ratio	[5]			0.00%
Other price risk [member] | 2~3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional values	[5]			18,750
Average hedge ratio	[5]			100.00%
Other price risk [member] | 3~4 years
Disclosure of detailed information about hedged items [line items]
Notional values	[5]			0
Average hedge ratio	[5]			0.00%
Other price risk [member] | 4~5 years
Disclosure of detailed information about hedged items [line items]
Notional values	[5]			0
Average hedge ratio	[5]			0.00%
Other price risk [member] | More than 5 years
Disclosure of detailed information about hedged items [line items]
Notional values	[5]			0
Average hedge ratio	[5]			0.00%

[1]	Interest rate swaps consist of 3M CD, USD SOFR, 3M USD Libor, 3M Euribor, 3M AUD Bond and 3M JPY TONAR.
[2]	Interest rate swaps consist of 3M CD, USD SOFR, 3M Euribor, and 3M AUD Bond.
[3]	The average exchange rates of net investment hedge instruments are USD/KRW 1,307.41, JPY/KRW 9.43, EUR/KRW 1,487.33, GBP/KRW 1,568.02, AUD/KRW 896.37, CAD/KRW 999.37 and SEK/KRW 131.64.
[4]	The average exchange rates of net investment hedge instruments are USD/KRW 1,280.52, JPY/KRW 9.25, EUR/KRW 1,402.37, GBP/KRW 1,561.57, AUD/KRW 892.94, CAD/KRW 991.06, CNY/KRW 189.50, SEK/KRW 127.54.
[5]	The equity option, which has an exercise price of W 324,027.